COVER LETTER

October 7, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds (the “Trust”)
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds(the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 62 to the Trust’s Registration Statement under the Securities Act and Amendment No. 64 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed in connection with the initial registration under the Securities Act of Class Z shares of the MassMutual Select Indexed Equity Fund, MassMutual Select Growth Opportunities Fund, and MassMutual Select Mid-Cap Value Fund (the “Funds”). In addition, this Amendment incorporates other changes made since the filing of Post-Effective Amendment No. 58 in connection with the Funds. The anticipated effective date is December 7, 2011. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please address any questions or comments to the undersigned at (413) 744-7218. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg
Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company
Vice President, Secretary, and Chief Legal Officer, MassMutual Select Funds